18. Loans and Borrowings (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Total fair value of investment properties collateral	$ 3,907,149		$ 9,043,064	$ 9,452,760
Description of debt interest rate	As of December 31, 2017, 2016 and 2015, the effective interest rate varies from EURIBOR+1.125% to EURIBOR+2.554%.
Bank Loans [Member] | Subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 193,011
Repayments of borrowings interest		22,680
Repayment of the residual debt		$ 1,515,720
Bank Loans [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	79.50%
Bank Loans [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	2.224%
Revolving Lines Of Credit [Member]
Disclosure of detailed information about borrowings [line items]
Total fair value of investment properties collateral	$ 120,220		110,796	575,527
Description of debt interest rate	The facilities expiring within 1 year are annual facilities subject to renewal at various dates.
Outstanding debt	$ 118,694		$ 107,059	$ 680,075
Remaing outstanding debt	$ 694,219
Revolving Lines Of Credit [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	8.025%		4.86%	5.50%
Revolving Lines Of Credit [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	12.97%		15.50%	15.50%
Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Description of debt interest rate	The repayment of this loan will start in the year 2021 for a period of three years, and will offset the rent to be collected from the tenant. The effective interest rate is fixed at EURIBOR+1.90%.